Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

22	Leases
22.1	Lease obligations

When entering into a contract, the Company assesses whether the contract is, or contains, a lease. The contract is, or contains, a lease if it transfers the right to control the use of the identified asset for a specified period in exchange for consideration.

The Company leases equipment and commercial spaces, including stores and distribution centers, under cancellable and non-cancellable lease agreements. The terms of the contracts vary substantially between 5 and 25 years.

The Group as lessee

The Group evaluates its lease agreements in order to identify lease terms for a right to use, using the exemptions provided for contracts with a term of less than twelve months and an individual asset value below US$5,000 (five thousand dollars).

The contracts are then recorded, when the lease begins, as a Lease Liability against the Right of Use (notes 14 and 15), both at the present value of the minimum lease payments, using the interest rate implicit in the contract, if this can be used, or an incremental borrowing rate considering loans obtained by the Group.

The lease term used in the measurement corresponds to the term that the lessee is reasonably certain to exercise the option to extend the lease or not to exercise the option to terminate the lease.

Subsequently, payments made are segregated between financial charges and reduction of the lease liability, in order to obtain a constant interest rate on the liability balance. Financial charges are recognized as financial expenses for the period.

Right of use assets are amortized over the lease term. Improvements and renovations carried out in stores are amortized over their estimated useful life or the expected term of use of the asset, limited if there is evidence that the lease will not be extended.

Variable rents are recognized as expenses in the years in which they are incurred.

The Group as lessor

Leases where the Group does not substantially transfer all the risks and rewards of ownership of the asset are classified as operating leases. The initial direct costs of negotiating operating leases are added to the book value of the leased asset and recognized over the term of the contract, on the same basis as rental income.

Variable rents are recognized as income in the years in which they are earned.

Aging of leases liability:

Leasing contracts totaled R$4,037 as of December 31, 2022 (R$6,118 as of December 31, 2021), as presented in the following table:

	2022	2021

Lease liability – minimum lease payments:
Up to 1 year	490	895
1 - 5 years	1,766	2,807
Over 5 years	1,781	2,416
Present value of finance lease agreements	4,037	6,118

Future financing charges	3,038	2,983
Gross amount of finance lease agreements	7,075	9,101

The interest expense on lease liabilities is presented in note 28 The average incremental borrowing rate of the Group at the date of signing the agreements was 10.15% in the year ended December 31, 2022 (8.89% in 2021 and 9.41% in 2020).

22.2	Movement of lease liabilities

At December 31, 2021	6,118
Additions	433
Remeasurement	736
Accrued interest	606
Payments	(1,378)
Anticipated lease contract termination	(278)
Exchange rate changes	(391)
Liabilities on Non-Current Assets for Sale or distribution	(1,809)
At December 31, 2022	4,037

Current	490
Non-current	3,547

At December 31, 2020	8,374
Additions	239
Remeasurement (*)	(417)
Accrued interest	739
Payments	(1,523)
Anticipated lease contract termination	(1,022)
Exchange rate changes	(210)
Liabilities on Non-Current Assets for Sale	(62)
At December 31, 2021	6,118

Current	895
Non-current	5,223

(*)	(R$1,170) is related to the remeasurement of the leasing liability of the 50 stores delivered to Sendas in 2022 and the remaining amount is related to the monetary restatement of the rental contracts.

22.3	Lease expense on variable rents, low value assets and short-term agreements

	2022	2021	2020
Expenses (income) for the year:
Variable (0.1% to 4.5% of sales)	61	55	40
Sublease rentals (*)	(135)	(241)	(196)
(*)	Refers to revenues from lease agreements from commercial shopping malls and spaces rented in the stores.